World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2013

Dates Covered
Collections Period	09/01/13 - 09/30/13
Interest Accrual Period	09/16/13 - 10/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/13	793,908,935.56	48,291
Yield Supplement Overcollateralization Amount at 08/31/13	12,930,711.85	0

Receivables Balance at 08/31/13	806,839,647.41	48,291
Principal Payments	27,379,146.48	1,385
Defaulted Receivables	823,013.53	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/13	12,314,847.13	0

Pool Balance at 09/30/13	766,322,640.27	46,862

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	8,895,242.41	724
Past Due 61-90 days	2,149,105.70	149
Past Due 91 + days	361,227.37	23

Total	11,405,575.48	896

Total 31+ Delinquent as % Ending Pool Balance	1.49%

Recoveries	505,569.87

Aggregate Net Losses/(Gains) - September 2013	317,443.66

Overcollateralization Target Amount	34,484,518.81
Actual Overcollateralization	32,500,255.77

Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	4.69%
Weighted Average Remaining Term	54.16

Flow of Funds	$ Amount

Collections	30,421,703.11
Advances	14,680.66
Investment Earnings on Cash Accounts	864.17
Servicing Fee	(672,366.37)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	29,764,881.57

Distributions of Available Funds
(1) Class A Interest	330,702.13
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	29,416,328.26
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	29,764,881.57

Servicing Fee	672,366.37
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 09/16/13	763,238,712.76
Principal Paid	29,416,328.26
Note Balance @ 10/15/13	733,822,384.50

Class A-1
Note Balance @ 09/16/13	104,347,712.76
Principal Paid	29,416,328.26
Note Balance @ 10/15/13	74,931,384.50
Note Factor @ 10/15/13	30.5842386%

Class A-2
Note Balance @ 09/16/13	275,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	275,000,000.00
Note Factor @ 10/15/13	100.0000000%

Class A-3
Note Balance @ 09/16/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	270,000,000.00
Note Factor @ 10/15/13	100.0000000%

Class A-4
Note Balance @ 09/16/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	94,934,000.00
Note Factor @ 10/15/13	100.0000000%

Class B
Note Balance @ 09/16/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	18,957,000.00
Note Factor @ 10/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	348,553.31
Total Principal Paid	29,416,328.26

Total Paid	29,764,881.57

Class A-1
Coupon	0.23000%
Interest Paid	19,333.31
Principal Paid	29,416,328.26

Total Paid to A-1 Holders	29,435,661.57

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	0.00

Total Paid to A-2 Holders	98,541.67

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00

Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00

Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3856143
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.5441101

Total Distribution Amount	32.9297244

A-1 Interest Distribution Amount	0.0789115
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.0666460

Total A-1 Distribution Amount	120.1455575

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.9416669

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 08/31/13	91,316.45
Balance as of 09/30/13	105,997.11
Change	14,680.66

Reserve Account
Balance as of 09/16/13	2,311,742.39
Investment Earnings	68.75
Investment Earnings Paid	(68.75)
Deposit/(Withdrawal)	—
Balance as of 10/15/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39